Change in accumulated other comprehensive income loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Increase Decrease In Aocl [Abstract]
Accumulated other comprehensive loss at beginning of year	$ 333,287
Ocurring During Year [Abstract]
Total Increase in AOCL	(1,983)	11,681
Accumulated other comprehensive loss at end of year	348,306	333,287
Pension Plans, Defined Benefit [Member]
Increase Decrease In Aocl [Abstract]
Accumulated other comprehensive loss at beginning of year	281,431	176,910
Recognized During Year [Abstract]
Actuarial losses	(21,703)	(11,314)
Ocurring During Year [Abstract]
Net acturial losses	38,037	115,835
Total Increase in AOCL	16,334	104,521
Accumulated other comprehensive loss at end of year	297,765	281,431
Other Pension Plans Defined Benefit Member
Increase Decrease In Aocl [Abstract]
Accumulated other comprehensive loss at beginning of year	14,387	8,237
Recognized During Year [Abstract]
Actuarial losses	(1,294)	(591)
Ocurring During Year [Abstract]
Net acturial losses	1,962	6,741
Total Increase in AOCL	668	6,150
Accumulated other comprehensive loss at end of year	$ 15,055	$ 14,387